Severance and Other - Summary of Severance and Other Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Restructuring And Related Activities [Abstract]
Employee severance costs	$ 12,826	$ 9,645
Facility exit costs		2,381
Legal settlements	5,213	3,106
Total	$ 18,039	$ 15,132